Consolidated Statement Of Stockholders' Deficit (USD $)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Jan. 16, 2011	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Jan. 16, 2011	0	0
Initial capitalization reflecting reverse merger recapitalization at January 17, 2011 (inception)	0	2,088	157,912	0	0	160,000
Initial capitalization reflecting reverse merger recapitalization at January 17, 2011 (inception)	0	20,879,948
Equity interests issued for cash	0	1,732	5,643	0	0	7,375
Equity interests issued for cash (in shares)	0	17,315,077
Grant of non-controlling interest for services performed	0	0	0	0	64,900	64,900
Net loss	0	0	0	(314,716)	(37,476)	(352,192)
Balance at Dec. 31, 2011	$ 0	$ 3,820	$ 163,555	$ (314,716)	$ 27,424	$ (119,917)
Balance (in shares) at Dec. 31, 2011	0	38,195,025